UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5628

Name of Registrant: Vanguard Malvern Funds

Address of Registrant:

P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:

Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Item 1: Schedule of Investments

Vanguard Asset Allocation Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (58.8%)[1]
Consumer Discretionary (5.6%)
McDonald's Corp.	592,302	36,983
Walt Disney Co.	1,054,262	34,000
Home Depot Inc.	933,059	26,993
Comcast Corp. Class A	1,566,575	26,412
* Amazon.com Inc.	183,030	24,621
Target Corp.	414,146	20,032
Lowe's Cos. Inc.	813,465	19,027
Time Warner Inc.	640,987	18,678
* Ford Motor Co.	1,771,124	17,711
* DIRECTV Class A	518,130	17,280
News Corp. Class A	1,236,783	16,932
NIKE Inc. Class B	213,706	14,120
* Viacom Inc. Class B	333,621	9,919
Staples Inc.	400,463	9,847
Johnson Controls Inc.	358,904	9,777
* Starbucks Corp.	411,462	9,488
* Kohl's Corp.	167,641	9,041
Yum! Brands Inc.	255,697	8,942
TJX Cos. Inc.	230,557	8,427
Time Warner Cable Inc.	193,126	7,993
* Carnival Corp.	239,888	7,602
Best Buy Co. Inc.	185,910	7,336
Omnicom Group Inc.	172,272	6,744
Coach Inc.	173,621	6,342
McGraw-Hill Cos. Inc.	171,205	5,737
* Bed Bath & Beyond Inc.	144,456	5,580
Gap Inc.	260,238	5,452
CBS Corp. Class B	372,338	5,231
* priceline.com Inc.	23,347	5,101
* Apollo Group Inc. Class A	70,304	4,259
H&R Block Inc.	184,506	4,174
Mattel Inc.	199,091	3,978
Macy's Inc.	223,396	3,744
Marriott International Inc. Class A	136,719	3,726
Fortune Brands Inc.	85,331	3,686
Starwood Hotels & Resorts Worldwide Inc.	100,287	3,668
VF Corp.	49,330	3,613
JC Penney Co. Inc.	132,302	3,521
Nordstrom Inc.	90,994	3,420
Genuine Parts Co.	89,709	3,405
Whirlpool Corp.	41,806	3,372
Sherwin-Williams Co.	52,449	3,233
Harley-Davidson Inc.	125,397	3,160
International Game Technology	164,724	3,092
* O'Reilly Automotive Inc.	77,431	2,952
* Expedia Inc.	111,149	2,858
Tiffany & Co.	66,209	2,847
Darden Restaurants Inc.	78,279	2,745
Ltd Brands Inc.	141,884	2,730

*	AutoZone Inc.	16,506	2,609
	Polo Ralph Lauren Corp. Class A	31,344	2,538
	Ross Stores Inc.	56,527	2,414
	Hasbro Inc.	72,440	2,322
	Newell Rubbermaid Inc.	149,609	2,246
*,^ Sears Holdings Corp.		26,801	2,237
	Family Dollar Stores Inc.	75,324	2,096
	Black & Decker Corp.	32,323	2,096
	Wynn Resorts Ltd.	35,568	2,071
	Scripps Networks Interactive Inc. Class A	48,801	2,025
	DeVry Inc.	35,276	2,001
*	Interpublic Group of Cos. Inc.	270,911	1,999
	Wyndham Worldwide Corp.	98,643	1,990
*	GameStop Corp. Class A	87,468	1,919
	Gannett Co. Inc.	126,539	1,879
*	Goodyear Tire & Rubber Co.	123,465	1,741
	Pulte Homes Inc.	172,178	1,722
	Leggett & Platt Inc.	84,054	1,715
	Abercrombie & Fitch Co.	47,891	1,669
	DR Horton Inc.	148,268	1,612
	Washington Post Co. Class B	3,183	1,399
	RadioShack Corp.	71,479	1,394
*	Big Lots Inc.	45,715	1,325
	Harman International Industries Inc.	34,287	1,210
*	Office Depot Inc.	155,150	1,001
*	AutoNation Inc.	51,617	988
	Lennar Corp. Class A	72,707	928
*	New York Times Co. Class A	64,734	800
	Meredith Corp.	24,791	765
*	Eastman Kodak Co.	156,319	660
			520,902
Consumer Staples (6.7%)
	Procter & Gamble Co.	1,602,682	97,171
	Coca-Cola Co.	1,271,242	72,461
	Wal-Mart Stores Inc.	1,171,026	62,591
	PepsiCo Inc.	856,068	52,049
	Philip Morris International Inc.	1,045,465	50,381
	CVS Caremark Corp.	774,522	24,947
	Colgate-Palmolive Co.	272,830	22,413
	Altria Group Inc.	1,141,142	22,401
	Kraft Foods Inc.	812,681	22,089
	Walgreen Co.	542,649	19,926
	Kimberly-Clark Corp.	227,994	14,526
	Costco Wholesale Corp.	239,242	14,156
	General Mills Inc.	178,758	12,658
	Archer-Daniels-Midland Co.	352,355	11,032
	Sysco Corp.	323,800	9,047
	Kellogg Co.	140,618	7,481
	HJ Heinz Co.	173,407	7,415
	Avon Products Inc.	233,851	7,366
	Kroger Co.	356,596	7,321
	Lorillard Inc.	88,267	7,082
	ConAgra Foods Inc.	241,029	5,556
	Reynolds American Inc.	91,785	4,862
	Safeway Inc.	226,530	4,823
	Clorox Co.	77,120	4,704
	Sara Lee Corp.	377,846	4,602

Mead Johnson Nutrition Co. Class A	105,193	4,597
JM Smucker Co.	66,275	4,092
Dr Pepper Snapple Group Inc.	143,474	4,060
Molson Coors Brewing Co. Class B	82,856	3,742
Coca-Cola Enterprises Inc.	174,709	3,704
Campbell Soup Co.	105,683	3,572
Hershey Co.	90,092	3,224
Estee Lauder Cos. Inc. Class A	66,526	3,217
Brown-Forman Corp. Class B	56,416	3,022
Pepsi Bottling Group Inc.	75,657	2,837
McCormick & Co. Inc.	70,406	2,544
* Whole Foods Market Inc.	75,541	2,074
Tyson Foods Inc. Class A	162,246	1,991
* Dean Foods Co.	100,096	1,806
* Constellation Brands Inc. Class A	113,133	1,802
Hormel Foods Corp.	38,629	1,485
SUPERVALU Inc.	109,162	1,387
		618,216
Energy (6.8%)
Exxon Mobil Corp.	2,601,307	177,383
Chevron Corp.	1,100,544	84,731
Schlumberger Ltd.	658,746	42,878
ConocoPhillips	814,008	41,571
Occidental Petroleum Corp.	445,316	36,226
Apache Corp.	184,828	19,069
Devon Energy Corp.	244,286	17,955
Anadarko Petroleum Corp.	270,044	16,856
Halliburton Co.	496,070	14,927
XTO Energy Inc.	319,170	14,851
EOG Resources Inc.	138,386	13,465
Marathon Oil Corp.	388,997	12,144
National Oilwell Varco Inc.	229,503	10,119
Hess Corp.	159,554	9,653
Chesapeake Energy Corp.	357,564	9,254
* Southwestern Energy Co.	188,714	9,096
Spectra Energy Corp.	355,438	7,290
Baker Hughes Inc.	173,562	7,026
Noble Energy Inc.	96,108	6,845
Williams Cos. Inc.	316,599	6,674
Peabody Energy Corp.	145,999	6,601
Murphy Oil Corp.	106,816	5,789
Valero Energy Corp.	317,805	5,323
* Cameron International Corp.	122,302	5,112
Consol Energy Inc.	98,183	4,890
Range Resources Corp.	84,784	4,226
El Paso Corp.	396,317	3,896
* FMC Technologies Inc.	65,842	3,808
Diamond Offshore Drilling Inc.	37,411	3,682
* Nabors Industries Ltd.	161,080	3,526
Smith International Inc.	120,470	3,273
BJ Services Co.	166,037	3,088
Pioneer Natural Resources Co.	61,077	2,942
Cabot Oil & Gas Corp.	55,305	2,411
* Denbury Resources Inc.	142,969	2,116
Massey Energy Co.	43,922	1,845
Sunoco Inc.	65,864	1,719
* Rowan Cos. Inc.	63,232	1,432

Tesoro Corp.	74,877	1,015
		624,707
Financials (8.4%)
JPMorgan Chase & Co.	2,161,540	90,071
Bank of America Corp.	5,451,141	82,094
Wells Fargo & Co.	2,782,152	75,090
Goldman Sachs Group Inc.	282,269	47,658
Citigroup Inc.	10,537,570	34,879
American Express Co.	655,346	26,555
US Bancorp	1,053,753	23,720
Morgan Stanley	749,119	22,174
Bank of New York Mellon Corp.	662,532	18,531
MetLife Inc.	450,715	15,933
Travelers Cos. Inc.	300,193	14,968
PNC Financial Services Group Inc.	253,568	13,386
Prudential Financial Inc.	254,513	12,665
Simon Property Group Inc.	156,479	12,487
CME Group Inc.	36,485	12,257
Aflac Inc.	256,765	11,875
State Street Corp.	272,113	11,848
Charles Schwab Corp.	523,419	9,851
Capital One Financial Corp.	248,245	9,518
BB&T Corp.	374,149	9,492
Chubb Corp.	187,632	9,228
Allstate Corp.	294,171	8,837
Franklin Resources Inc.	82,045	8,643
T Rowe Price Group Inc.	141,033	7,510
Loews Corp.	198,313	7,209
Northern Trust Corp.	132,202	6,927
* Progressive Corp.	370,555	6,666
Marsh & McLennan Cos. Inc.	290,344	6,411
Public Storage	76,169	6,204
Vornado Realty Trust	85,531	5,982
AON Corp.	149,960	5,749
SunTrust Banks Inc.	281,057	5,703
Invesco Ltd.	234,452	5,507
Ameriprise Financial Inc.	141,625	5,498
Boston Properties Inc.	77,861	5,222
Equity Residential	151,198	5,107
Hartford Financial Services Group Inc.	209,753	4,879
HCP Inc.	154,809	4,728
* IntercontinentalExchange Inc.	39,420	4,427
Discover Financial Services	298,432	4,390
Fifth Third Bancorp	445,618	4,345
Principal Financial Group Inc.	176,526	4,244
Host Hotels & Resorts Inc.	349,954	4,084
Lincoln National Corp.	163,131	4,059
Ventas Inc.	86,395	3,779
AvalonBay Communities Inc.	44,516	3,655
Unum Group	186,615	3,643
NYSE Euronext	141,165	3,571
Regions Financial Corp.	668,171	3,535
Hudson City Bancorp Inc.	253,855	3,485
Plum Creek Timber Co. Inc.	89,681	3,386
XL Capital Ltd. Class A	183,517	3,364
People's United Financial Inc.	194,985	3,256
ProLogis	236,098	3,232

*	Genworth Financial Inc. Class A	268,487	3,047
*	SLM Corp.	262,701	2,961
	Health Care REIT Inc.	65,102	2,885
^	M&T Bank Corp.	42,761	2,860
	Kimco Realty Corp.	210,545	2,849
	Moody's Corp.	106,035	2,842
	Legg Mason Inc.	90,170	2,720
	KeyCorp	480,993	2,670
	Comerica Inc.	85,345	2,524
	Cincinnati Financial Corp.	90,432	2,373
*	Leucadia National Corp.	97,011	2,308
*,^ American International Group Inc.		75,497	2,263
	Torchmark Corp.	48,433	2,129
	Assurant Inc.	67,370	1,986
*	First Horizon National Corp.	129,785	1,739
*	CB Richard Ellis Group Inc. Class A	125,057	1,697
*	NASDAQ OMX Group Inc.	75,596	1,498
	Federated Investors Inc. Class B	47,982	1,319
	Marshall & Ilsley Corp.	222,672	1,214
	Huntington Bancshares Inc.	310,706	1,134
	Janus Capital Group Inc.	82,528	1,110
*	E*Trade Financial Corp.	621,115	1,087
	Apartment Investment & Management Co.	61,692	982
	Zions Bancorporation	62,809	806
			780,520
Health Care (7.4%)
	Johnson & Johnson	1,513,461	97,482
	Pfizer Inc.	4,426,895	80,525
	Merck & Co. Inc.	1,675,643	61,228
	Abbott Laboratories	848,586	45,815
*	Amgen Inc.	555,328	31,415
	Medtronic Inc.	609,972	26,827
	Bristol-Myers Squibb Co.	936,445	23,645
*	Gilead Sciences Inc.	493,931	21,377
	Eli Lilly & Co.	556,853	19,885
	UnitedHealth Group Inc.	639,828	19,502
	Baxter International Inc.	331,942	19,478
*	Medco Health Solutions Inc.	260,720	16,663
*	WellPoint Inc.	251,800	14,678
*	Celgene Corp.	252,340	14,050
*	Express Scripts Inc.	150,783	13,035
*	Thermo Fisher Scientific Inc.	223,968	10,681
	Allergan Inc.	168,867	10,640
	Becton Dickinson and Co.	131,304	10,355
	McKesson Corp.	145,886	9,118
*	Biogen Idec Inc.	158,883	8,500
	Stryker Corp.	157,144	7,915
	Aetna Inc.	238,711	7,567
*	Boston Scientific Corp.	826,551	7,439
*	Genzyme Corp.	148,151	7,261
*	Zimmer Holdings Inc.	117,103	6,922
*	St Jude Medical Inc.	183,742	6,758
	Cardinal Health Inc.	201,584	6,499
*	Intuitive Surgical Inc.	20,996	6,369
*	Forest Laboratories Inc.	164,296	5,276
	CIGNA Corp.	148,178	5,226
	Quest Diagnostics Inc.	85,390	5,156

* Life Technologies Corp.	95,220	4,973
* Hospira Inc.	89,333	4,556
* Laboratory Corp. of America Holdings	58,386	4,370
CR Bard Inc.	53,123	4,138
AmerisourceBergen Corp. Class A	158,499	4,132
* Humana Inc.	93,841	4,119
* DaVita Inc.	56,278	3,306
* Varian Medical Systems Inc.	70,245	3,291
* Waters Corp.	52,144	3,231
* Mylan Inc.	171,354	3,158
DENTSPLY International Inc.	83,736	2,945
* Cephalon Inc.	41,167	2,569
* CareFusion Corp.	100,770	2,520
* Watson Pharmaceuticals Inc.	58,382	2,313
* Millipore Corp.	31,912	2,309
IMS Health Inc.	100,689	2,121
* Coventry Health Care Inc.	86,662	2,105
* King Pharmaceuticals Inc.	135,881	1,667
PerkinElmer Inc.	71,585	1,474
* Patterson Cos. Inc.	51,573	1,443
* Tenet Healthcare Corp.	237,336	1,279
		689,306
Industrials (6.0%)
General Electric Co.	5,840,411	88,365
United Technologies Corp.	514,447	35,708
3M Co.	385,113	31,837
United Parcel Service Inc. Class B	544,748	31,252
Boeing Co.	400,298	21,668
Caterpillar Inc.	342,084	19,495
Union Pacific Corp.	277,583	17,738
Emerson Electric Co.	413,715	17,624
Honeywell International Inc.	413,989	16,228
General Dynamics Corp.	211,862	14,443
FedEx Corp.	171,029	14,272
Burlington Northern Santa Fe Corp.	143,919	14,193
Lockheed Martin Corp.	175,588	13,231
Deere & Co.	232,133	12,556
Raytheon Co.	210,426	10,841
Danaher Corp.	142,094	10,685
Norfolk Southern Corp.	201,576	10,567
CSX Corp.	214,046	10,379
Illinois Tool Works Inc.	211,209	10,136
Northrop Grumman Corp.	174,475	9,744
Waste Management Inc.	269,936	9,127
Precision Castparts Corp.	76,806	8,476
PACCAR Inc.	203,467	7,380
Eaton Corp.	92,068	5,857
L-3 Communications Holdings Inc.	63,539	5,525
CH Robinson Worldwide Inc.	92,310	5,421
Republic Services Inc. Class A	181,872	5,149
Cummins Inc.	111,266	5,103
ITT Corp.	100,353	4,992
Rockwell Collins Inc.	86,480	4,787
Parker Hannifin Corp.	87,345	4,706
Southwest Airlines Co.	411,511	4,704
Fluor Corp.	100,810	4,540
Goodrich Corp.	69,972	4,496

	Dover Corp.	103,987	4,327
	Expeditors International of Washington Inc.	117,713	4,088
	Rockwell Automation Inc.	78,735	3,699
*,^ First Solar Inc.		26,789	3,627
	WW Grainger Inc.	34,633	3,353
	Fastenal Co.	72,320	3,011
	Textron Inc.	154,682	2,910
	Flowserve Corp.	29,916	2,828
*	Stericycle Inc.	48,176	2,658
	Masco Corp.	191,698	2,647
	Roper Industries Inc.	49,893	2,613
	Pitney Bowes Inc.	113,612	2,586
	RR Donnelley & Sons Co.	113,225	2,521
*	Jacobs Engineering Group Inc.	65,179	2,451
	Dun & Bradstreet Corp.	28,672	2,419
	Pall Corp.	65,017	2,354
*	Iron Mountain Inc.	102,897	2,342
*	Quanta Services Inc.	110,429	2,301
	Equifax Inc.	73,703	2,277
	Robert Half International Inc.	83,335	2,228
	Stanley Works	42,450	2,187
	Avery Dennison Corp.	54,653	1,994
	Cintas Corp.	73,358	1,911
	Snap-On Inc.	33,284	1,407
	Ryder System Inc.	31,930	1,315
*	Monster Worldwide Inc.	67,579	1,176
			558,455
Information Technology (11.7%)
	Microsoft Corp.	4,237,898	129,214
*	Apple Inc.	493,413	104,041
	International Business Machines Corp.	720,539	94,319
*	Google Inc. Class A	132,275	82,008
*	Cisco Systems Inc.	3,156,002	75,555
	Hewlett-Packard Co.	1,300,812	67,005
	Intel Corp.	3,030,788	61,828
	Oracle Corp.	2,145,230	52,644
	QUALCOMM Inc.	917,496	42,443
	Visa Inc. Class A	239,441	20,942
*	EMC Corp.	1,113,661	19,456
	Texas Instruments Inc.	687,647	17,920
	Corning Inc.	855,053	16,511
*	eBay Inc.	617,618	14,539
*	Dell Inc.	947,036	13,599
	Mastercard Inc. Class A	52,209	13,364
	Automatic Data Processing Inc.	276,191	11,827
*	Yahoo! Inc.	655,644	11,002
*	Adobe Systems Inc.	288,002	10,593
	Applied Materials Inc.	731,827	10,202
	Motorola Inc.	1,260,297	9,780
*	Symantec Corp.	447,343	8,003
*	Juniper Networks Inc.	287,042	7,655
*	Broadcom Corp. Class A	236,043	7,424
*	Cognizant Technology Solutions Corp. Class A	161,343	7,309
	Western Union Co.	377,025	7,107
*	NetApp Inc.	186,111	6,400
*	Agilent Technologies Inc.	191,743	5,957
*	NVIDIA Corp.	297,770	5,562

* Western Digital Corp.	122,545	5,410
Paychex Inc.	176,493	5,408
* Intuit Inc.	174,316	5,353
* Micron Technology Inc.	473,052	4,995
Analog Devices Inc.	158,050	4,991
CA Inc.	218,109	4,899
* Computer Sciences Corp.	84,887	4,884
Amphenol Corp. Class A	94,454	4,362
* Salesforce.com Inc.	57,712	4,257
* Citrix Systems Inc.	100,691	4,190
* Fiserv Inc.	84,705	4,107
Xerox Corp.	478,381	4,047
Fidelity National Information Services Inc.	172,151	4,035
* BMC Software Inc.	99,132	3,975
* Sun Microsystems Inc.	417,961	3,916
Xilinx Inc.	156,155	3,913
Linear Technology Corp.	122,798	3,750
Altera Corp.	162,257	3,672
* SanDisk Corp.	122,437	3,549
* McAfee Inc.	86,617	3,514
Harris Corp.	72,540	3,449
* Red Hat Inc.	108,453	3,351
* Affiliated Computer Services Inc. Class A	55,881	3,336
KLA-Tencor Corp.	91,579	3,312
* Autodesk Inc.	125,769	3,196
* Electronic Arts Inc.	179,342	3,183
Microchip Technology Inc.	106,200	3,086
* Advanced Micro Devices Inc.	314,666	3,046
* Teradata Corp.	94,437	2,968
* FLIR Systems Inc.	84,465	2,764
* VeriSign Inc.	110,091	2,669
* SAIC Inc.	140,083	2,653
* Akamai Technologies Inc.	94,530	2,394
* LSI Corp.	355,150	2,134
National Semiconductor Corp.	129,620	1,991
Jabil Circuit Inc.	100,769	1,750
Total System Services Inc.	99,692	1,722
* MEMC Electronic Materials Inc.	126,239	1,719
Molex Inc.	76,326	1,645
* Tellabs Inc.	236,476	1,343
* QLogic Corp.	71,156	1,343
* Novellus Systems Inc.	54,027	1,261
* Lexmark International Inc. Class A	44,635	1,160
* Teradyne Inc.	106,526	1,143
* Compuware Corp.	128,257	927
* JDS Uniphase Corp.	103,053	850
* Novell Inc.	181,769	754
		1,080,585
Materials (2.1%)
Monsanto Co.	299,084	24,450
* Freeport-McMoRan Copper & Gold Inc.	230,681	18,521
Dow Chemical Co.	629,507	17,393
EI du Pont de Nemours & Co.	497,518	16,751
Praxair Inc.	168,789	13,555
Newmont Mining Corp.	269,228	12,737
Air Products & Chemicals Inc.	115,205	9,339
Alcoa Inc.	533,154	8,594

Nucor Corp.	172,397	8,042
International Paper Co.	242,410	6,492
Ecolab Inc.	128,323	5,721
PPG Industries Inc.	92,611	5,421
Weyerhaeuser Co.	116,546	5,028
United States Steel Corp.	80,821	4,455
Vulcan Materials Co.	67,474	3,554
Sigma-Aldrich Corp.	67,057	3,388
* Owens-Illinois Inc.	95,099	3,126
Ball Corp.	53,564	2,769
Cliffs Natural Resources Inc.	59,924	2,762
MeadWestvaco Corp.	94,383	2,702
Allegheny Technologies Inc.	55,014	2,463
CF Industries Holdings Inc.	26,832	2,436
Eastman Chemical Co.	40,082	2,415
Airgas Inc.	46,824	2,229
FMC Corp.	39,558	2,206
International Flavors & Fragrances Inc.	44,728	1,840
Sealed Air Corp.	83,701	1,830
Bemis Co. Inc.	59,043	1,751
* Pactiv Corp.	72,229	1,744
AK Steel Holding Corp.	58,704	1,253
* Titanium Metals Corp.	49,032	614
		195,581
Telecommunication Services (1.9%)
AT&T Inc.	3,237,018	90,734
Verizon Communications Inc.	1,558,470	51,632
* American Tower Corp. Class A	216,153	9,340
* Sprint Nextel Corp.	1,634,248	5,981
CenturyTel Inc.	162,155	5,872
Qwest Communications International Inc.	806,921	3,397
Windstream Corp.	236,471	2,599
Frontier Communications Corp.	173,520	1,355
* MetroPCS Communications Inc.	144,306	1,101
		172,011
Utilities (2.2%)
Exelon Corp.	362,935	17,737
Southern Co.	438,012	14,595
Dominion Resources Inc.	325,518	12,669
Duke Energy Corp.	712,289	12,259
FPL Group Inc.	226,156	11,946
Public Service Enterprise Group Inc.	279,556	9,295
American Electric Power Co. Inc.	261,228	9,088
PG&E Corp.	203,208	9,073
Entergy Corp.	103,824	8,497
FirstEnergy Corp.	166,935	7,754
Sempra Energy	134,823	7,547
Consolidated Edison Inc.	152,487	6,928
PPL Corp.	207,196	6,695
Progress Energy Inc.	156,700	6,426
Edison International	181,744	6,321
Xcel Energy Inc.	251,049	5,327
* AES Corp.	374,266	4,981
DTE Energy Co.	90,877	3,961
Questar Corp.	95,264	3,960
Constellation Energy Group Inc.	111,835	3,933
Ameren Corp.	130,158	3,638

Wisconsin Energy Corp.			65,852	3,281
EQT Corp.			74,299	3,263
CenterPoint Energy Inc.			205,601	2,983
Northeast Utilities			96,423	2,487
SCANA Corp.			61,189	2,306
NiSource Inc.			149,874	2,305
Allegheny Energy Inc.			91,721	2,154
Pepco Holdings Inc.			125,256	2,111
Pinnacle West Capital Corp.			55,894	2,045
CMS Energy Corp.			121,571	1,904
TECO Energy Inc.			115,046	1,866
Integrys Energy Group Inc.			41,564	1,745
Nicor Inc.			20,862	878
				201,958
Total Common Stocks (Cost $3,560,510)				5,442,241
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (17.2%)[1]
U.S. Government Securities (17.2%)
United States Treasury Note/Bond	8.500%	2/15/20	18,156	25,172
United States Treasury Note/Bond	8.750%	8/15/20	56,290	79,650
United States Treasury Note/Bond	7.875%	2/15/21	19,205	25,825
United States Treasury Note/Bond	8.125%	8/15/21	46,000	63,113
United States Treasury Note/Bond	8.000%	11/15/21	70,515	96,055
United States Treasury Note/Bond	7.250%	8/15/22	16,629	21,553
United States Treasury Note/Bond	7.625%	11/15/22	8,000	10,674
United States Treasury Note/Bond	7.125%	2/15/23	22,978	29,484
United States Treasury Note/Bond	6.250%	8/15/23	75,765	90,527
United States Treasury Note/Bond	7.500%	11/15/24	28,500	38,119
United States Treasury Note/Bond	7.625%	2/15/25	16,827	22,745
United States Treasury Note/Bond	6.875%	8/15/25	55,780	70,806
United States Treasury Note/Bond	6.000%	2/15/26	21,282	24,903
United States Treasury Note/Bond	6.750%	8/15/26	24,000	30,289
United States Treasury Note/Bond	6.500%	11/15/26	15,805	19,492
United States Treasury Note/Bond	6.625%	2/15/27	13,826	17,272
United States Treasury Note/Bond	6.375%	8/15/27	24,000	29,314
United States Treasury Note/Bond	6.125%	11/15/27	50,471	60,139
United States Treasury Note/Bond	5.500%	8/15/28	16,119	17,970
United States Treasury Note/Bond	5.250%	11/15/28	15,553	16,860
United States Treasury Note/Bond	5.250%	2/15/29	15,790	17,115
United States Treasury Note/Bond	6.125%	8/15/29	12,867	15,454
United States Treasury Note/Bond	6.250%	5/15/30	45,823	56,011
United States Treasury Note/Bond	5.375%	2/15/31	58,529	64,711
United States Treasury Note/Bond	4.500%	2/15/36	91,614	90,297
United States Treasury Note/Bond	4.750%	2/15/37	60,434	61,803
United States Treasury Note/Bond	5.000%	5/15/37	60,004	63,773
United States Treasury Note/Bond	4.375%	2/15/38	64,536	62,005
United States Treasury Note/Bond	4.500%	5/15/38	80,451	78,855
United States Treasury Note/Bond	3.500%	2/15/39	68,680	56,318
United States Treasury Note/Bond	4.250%	5/15/39	88,000	82,610
United States Treasury Note/Bond	4.500%	8/15/39	99,700	97,535
United States Treasury Note/Bond	4.375%	11/15/39	61,700	59,117
Total U.S. Government and Agency Obligations (Cost $1,647,710)				1,595,566

			Shares
Temporary Cash Investments (24.3%)[1]
Money Market Fund (20.7%)
[2,3] Vanguard Market Liquidity Fund	0.187%		1,912,613,425	1,912,613

			Face
			Amount
			($000)
U.S. Government and Agency Obligations (1.4%)
4 United States Treasury Bill	0.020%–0.025%	3/11/10	130,225	130,212

Commercial Paper (2.2%)
Bank of Nova Scotia	0.210%	2/1/10	20,000	19,998
Calyon North America Inc.	0.205%	3/24/10	40,000	39,981
CBA (Delaware) Finance Inc.	0.260%	1/22/10	10,615	10,615
CBA (Delaware) Finance Inc.	0.200%	2/10/10	20,000	19,997
Lloyds TSB Bank PLC	0.240%	2/26/10	20,000	19,993
Nestle Finance International Ltd.	0.070%	1/26/10	16,000	15,999
Rabobank USA Financial Corp.	0.300%	2/18/10	20,000	19,996
Societe Generale N.A. Inc.	0.200%	1/22/10	20,000	19,998
Societe Generale N.A. Inc.	0.300%	2/8/10	35,000	34,993
				201,570
Total Temporary Cash Investments (Cost $2,244,389)				2,244,395
Total Investments (100.3%) (Cost $7,452,609)				9,282,202
Other Assets and Liabilities-Net (-0.3%)[3]				(30,073)
Net Assets (100%)				9,252,129

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $7,137,000.
1 The fund invests a portion of its cash reserves in equity and bond markets through the use of futures contracts.
After giving effect to futures investments, the fund's effective positions in common stock, U.S. government obligations, and temporary cash investments represent 71.9%, 30.1%, and (1.7%), respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $7,426,000 of collateral received for securities on loan.
4 Securities with a value of $130,212,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Asset Allocation Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,442,241	—	—
U.S. Government and Agency Obligations	—	1,595,566	—
Temporary Cash Investments	1,912,613	331,782	—
Futures Contracts—Assets[1]	306	—	—
Futures Contracts—Liabilities[1]	(18,027	—	—
Total	7,337,133	1,927,348	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use S&P 500 Index and U.S. Treasury futures contracts, with the objectives of maintaining full exposure to the stock and bond markets, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying securities while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of securities held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:
				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value (Depreciation)
S&P 500 Index	March 2010	4,510	1,252,314	16,635
30-Year U.S. Treasury Bond	March 2010	10,346	1,193,670	(58,273)
E-mini S&P 500 Index	March 2010	(750)	41,651	301

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Asset Allocation Fund

D. At December 31, 2009, the cost of investment securities for tax purposes was $7,452,609,000. Net unrealized appreciation of investment securities for tax purposes was $1,829,593,000, consisting of unrealized gains of $2,304,882,000 on securities that had risen in value since their purchase and $475,289,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard U.S. Value Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (97.1%)[1]
Consumer Discretionary (9.0%)
* Viacom Inc. Class B	103,400	3,074
Comcast Corp. Class A	170,589	2,876
Walt Disney Co.	84,600	2,728
* Ford Motor Co.	254,100	2,541
Ltd Brands Inc.	106,410	2,047
DISH Network Corp. Class A	96,330	2,001
Home Depot Inc.	66,600	1,927
News Corp. Class A	137,900	1,888
RadioShack Corp.	81,450	1,588
Newell Rubbermaid Inc.	102,200	1,534
Time Warner Inc.	51,766	1,508
* Big Lots Inc.	43,300	1,255
Time Warner Cable Inc.	27,900	1,155
* Rent-A-Center Inc.	58,000	1,028
Gap Inc.	48,350	1,013
Wyndham Worldwide Corp.	44,100	889
Gannett Co. Inc.	55,800	829
Jarden Corp.	24,900	770
Lowe's Cos. Inc.	30,400	711
Harley-Davidson Inc.	28,090	708
Bob Evans Farms Inc.	24,145	699
* DIRECTV Class A	20,800	694
Comcast Corp.	41,300	661
* TRW Automotive Holdings Corp.	26,670	637
* Beazer Homes USA Inc.	120,000	581
Scholastic Corp.	18,600	555
^ Barnes & Noble Inc.	27,700	528
Phillips-Van Heusen Corp.	11,700	476
Regis Corp.	29,714	463
* Talbots Inc.	48,000	428
DR Horton Inc.	39,200	426
Unifirst Corp.	8,780	422
* Cabela's Inc.	26,700	381
* Genesco Inc.	13,100	360
* Interpublic Group of Cos. Inc.	46,100	340
* Jo-Ann Stores Inc.	9,300	337
Cracker Barrel Old Country Store Inc.	8,800	334
* Ruby Tuesday Inc.	38,370	276
Autoliv Inc.	5,800	251
* Valassis Communications Inc.	13,400	245
* GameStop Corp. Class A	10,900	239
Harte-Hanks Inc.	22,100	238
* Sally Beauty Holdings Inc.	27,200	208
* Core-Mark Holding Co. Inc.	6,300	208
Finish Line Inc. Class A	16,300	205
* Carnival Corp.	6,400	203
* Dollar General Corp.	8,700	195
Cablevision Systems Corp. Class A	7,400	191
* Standard Motor Products Inc.	18,200	155

*	Knology Inc.	13,797	151
*	Red Robin Gourmet Burgers Inc.	7,700	138
*	Retail Ventures Inc.	15,400	137
	Speedway Motorsports Inc.	7,700	136
	Jones Apparel Group Inc.	8,100	130
	Spartan Motors Inc.	22,300	126
*	Stein Mart Inc.	11,100	118
*	Mediacom Communications Corp. Class A	26,289	118
*	G-III Apparel Group Ltd.	4,730	103
	CSS Industries Inc.	4,900	95
*	Lithia Motors Inc. Class A	11,580	95
*	Dana Holding Corp.	8,700	94
	Systemax Inc.	5,970	94
*	Tenneco Inc.	5,200	92
*	La-Z-Boy Inc.	9,300	89
*	Perry Ellis International Inc.	5,800	87
	Jackson Hewitt Tax Service Inc.	18,200	80
*	HOT Topic Inc.	12,000	76
*	Liberty Media Corp. - Starz	1,500	69
*	Career Education Corp.	2,800	65
*	Hawk Corp. Class A	2,900	51
*,^ Conn's Inc.		6,691	39
	Frisch's Restaurants Inc.	1,300	31
	Books-A-Million Inc.	4,200	28
*	Dorman Products Inc.	1,800	28
*	LodgeNet Interactive Corp.	4,500	25
*	Mac-Gray Corp.	2,400	25
*	Bluegreen Corp.	2,400	6
			45,332
Consumer Staples (6.5%)
	CVS Caremark Corp.	173,300	5,582
	Safeway Inc.	198,140	4,218
	Sara Lee Corp.	344,950	4,201
	Procter & Gamble Co.	46,859	2,841
	Del Monte Foods Co.	162,400	1,842
	Kraft Foods Inc.	58,618	1,593
	Lorillard Inc.	16,300	1,308
	PepsiAmericas Inc.	37,800	1,106
	General Mills Inc.	14,900	1,055
	Dr Pepper Snapple Group Inc.	36,000	1,019
	Coca-Cola Co.	17,100	975
	Kimberly-Clark Corp.	13,100	835
	Coca-Cola Enterprises Inc.	38,100	808
	Hershey Co.	21,300	762
	Pepsi Bottling Group Inc.	20,200	758
	Mead Johnson Nutrition Co. Class A	17,146	749
	Corn Products International Inc.	21,900	640
	Altria Group Inc.	32,060	629
	Casey's General Stores Inc.	13,600	434
	Nash Finch Co.	8,500	315
	Andersons Inc.	11,700	302
	Spartan Stores Inc.	12,400	177
*	Pantry Inc.	12,500	170
*	Energizer Holdings Inc.	2,612	160
*	Whole Foods Market Inc.	5,700	156
*	Seneca Foods Corp. Class A	5,600	134
	Inter Parfums Inc.	9,670	118

* American Oriental Bioengineering Inc.	24,500	114
		33,001
Energy (15.6%)
Exxon Mobil Corp.	293,500	20,014
Chevron Corp.	166,050	12,784
Marathon Oil Corp.	219,237	6,844
ConocoPhillips	104,990	5,362
Williams Cos. Inc.	211,200	4,452
Occidental Petroleum Corp.	39,700	3,229
Apache Corp.	26,900	2,775
Devon Energy Corp.	31,100	2,286
* Nabors Industries Ltd.	94,790	2,075
* Rowan Cos. Inc.	85,960	1,946
Schlumberger Ltd.	25,780	1,678
Southern Union Co.	68,100	1,546
Anadarko Petroleum Corp.	23,100	1,442
* SEACOR Holdings Inc.	18,600	1,418
* Oil States International Inc.	27,800	1,092
National Oilwell Varco Inc.	24,700	1,089
* Newfield Exploration Co.	20,300	979
Murphy Oil Corp.	17,800	965
* Pride International Inc.	28,400	906
Halliburton Co.	28,900	870
Tidewater Inc.	15,700	753
XTO Energy Inc.	15,918	741
Spectra Energy Corp.	23,800	488
CARBO Ceramics Inc.	5,600	382
* Global Industries Ltd.	52,000	371
* ATP Oil & Gas Corp.	15,800	289
El Paso Corp.	29,200	287
* Cal Dive International Inc.	29,000	219
Berry Petroleum Co. Class A	7,200	210
* Tetra Technologies Inc.	18,933	210
Chesapeake Energy Corp.	8,000	207
* International Coal Group Inc.	47,860	185
* Petroleum Development Corp.	9,900	180
* USEC Inc.	40,020	154
* Harvest Natural Resources Inc.	19,900	105
* Bristow Group Inc.	2,300	88
* PHI Inc.	3,900	81
EOG Resources Inc.	800	78
* Venoco Inc.	4,200	55
* Geokinetics Inc.	4,700	45
* Bolt Technology Corp.	3,800	42
* Gulfport Energy Corp.	3,400	39
		78,961
Financials (23.9%)
JPMorgan Chase & Co.	388,500	16,189
Goldman Sachs Group Inc.	60,337	10,187
Wells Fargo & Co.	364,053	9,826
Bank of America Corp.	531,776	8,009
Travelers Cos. Inc.	151,555	7,557
US Bancorp	335,000	7,541
Prudential Financial Inc.	106,900	5,319
Ameriprise Financial Inc.	105,620	4,100
Unum Group	201,499	3,933
New York Community Bancorp Inc.	191,510	2,779

American Express Co.	58,500	2,370
Hudson City Bancorp Inc.	162,396	2,230
Platinum Underwriters Holdings Ltd.	55,830	2,138
Hospitality Properties Trust	79,700	1,890
PartnerRe Ltd.	25,060	1,871
Allied World Assurance Co. Holdings Ltd.	40,390	1,861
Endurance Specialty Holdings Ltd.	47,600	1,772
American Financial Group Inc.	59,620	1,488
Aspen Insurance Holdings Ltd.	57,945	1,475
Discover Financial Services	98,950	1,456
Assurant Inc.	43,300	1,276
HRPT Properties Trust	196,800	1,273
Morgan Stanley	37,500	1,110
Validus Holdings Ltd.	38,000	1,024
Franklin Resources Inc.	9,500	1,001
Chubb Corp.	19,900	979
BlackRock Inc.	4,000	929
Bank of New York Mellon Corp.	31,700	887
Montpelier Re Holdings Ltd.	47,800	828
Reinsurance Group of America Inc. Class A	17,300	824
* CNA Financial Corp.	33,500	804
PNC Financial Services Group Inc.	14,100	744
Citigroup Inc.	207,714	688
First Citizens BancShares Inc. Class A	3,400	558
State Street Corp.	12,300	536
* Conseco Inc.	105,400	527
Unitrin Inc.	23,400	516
Medical Properties Trust Inc.	51,300	513
Ventas Inc.	11,200	490
Oriental Financial Group Inc.	42,690	461
* World Acceptance Corp.	12,700	455
Bank of Hawaii Corp.	9,100	428
Macerich Co.	11,900	428
Annaly Capital Management Inc.	23,900	415
Nelnet Inc. Class A	23,700	408
Highwoods Properties Inc.	12,000	400
Cash America International Inc.	10,700	374
Rayonier Inc.	8,500	358
BOK Financial Corp.	7,500	356
Brandywine Realty Trust	30,600	349
Torchmark Corp.	7,400	325
Cullen/Frost Bankers Inc.	6,000	300
ProLogis	20,400	279
BB&T Corp.	10,900	277
American Equity Investment Life Holding Co.	34,600	257
Duke Realty Corp.	20,200	246
Banco Latinoamericano de Comercio Exterior SA	17,310	241
* Encore Capital Group Inc.	12,500	217
Sun Communities Inc.	9,700	192
Mid-America Apartment Communities Inc.	3,900	188
Allstate Corp.	5,800	174
Commerce Bancshares Inc.	4,410	171
Max Capital Group Ltd.	7,190	160
* Ashford Hospitality Trust Inc.	32,800	152
* St Joe Co.	5,200	150
Ramco-Gershenson Properties Trust	14,672	140
* American Safety Insurance Holdings Ltd.	9,400	136
Cedar Shopping Centers Inc.	19,322	131

Simon Property Group Inc.	1,610	128
* First Horizon National Corp.	9,436	126
Calamos Asset Management Inc. Class A	10,950	126
Mission West Properties Inc.	17,198	124
Southside Bancshares Inc.	6,200	122
* MBIA Inc.	29,900	119
Transatlantic Holdings Inc.	2,200	115
* Progressive Corp.	6,300	113
DuPont Fabros Technology Inc.	6,034	109
Student Loan Corp.	2,200	102
* Forest City Enterprises Inc. Class A	8,600	101
* Jefferies Group Inc.	4,200	100
International Bancshares Corp.	5,200	98
Vornado Realty Trust	1,359	95
Agree Realty Corp.	3,940	92
Plum Creek Timber Co. Inc.	2,300	87
Horace Mann Educators Corp.	6,800	85
Camden National Corp.	2,400	78
BGC Partners Inc. Class A	16,900	78
ESB Financial Corp.	5,800	77
* Penson Worldwide Inc.	8,429	76
Associated Estates Realty Corp.	6,400	72
* AmeriCredit Corp.	3,600	69
Advance America Cash Advance Centers Inc.	11,900	66
* Argo Group International Holdings Ltd.	2,262	66
* China Housing & Land Development Inc.	15,000	62
* Dollar Financial Corp.	2,600	62
Equity Residential	1,800	61
Fifth Third Bancorp	6,200	60
First Industrial Realty Trust Inc.	11,300	59
Smithtown Bancorp Inc.	9,200	55
Bar Harbor Bankshares	1,900	52
Everest Re Group Ltd.	600	51
First Financial Bancorp	3,500	51
Century Bancorp Inc. Class A	2,300	51
Kohlberg Capital Corp.	9,720	44
Alliance Financial Corp.	1,594	43
U-Store-It Trust	5,200	38
Porter Bancorp Inc.	1,890	28
* Hallmark Financial Services	3,100	25
Universal Insurance Holdings Inc.	3,700	22
Gladstone Commercial Corp.	1,520	20
Great Southern Bancorp Inc.	900	19
Suffolk Bancorp	500	15
California First National Bancorp	713	9
Northrim BanCorp Inc.	477	8
Host Hotels & Resorts Inc.	661	8
One Liberty Properties Inc.	224	2
Enterprise Bancorp Inc.	5	—
		120,935
Health Care (11.4%)
Pfizer Inc.	823,025	14,971
Merck & Co. Inc.	250,953	9,170
* Forest Laboratories Inc.	136,600	4,386
CIGNA Corp.	103,520	3,651
McKesson Corp.	53,200	3,325
Johnson & Johnson	49,900	3,214

	UnitedHealth Group Inc.	72,000	2,195
*	Humana Inc.	45,600	2,001
*	WellPoint Inc.	29,700	1,731
*	Mylan Inc.	89,600	1,651
*	Health Net Inc.	63,900	1,488
*	Life Technologies Corp.	22,996	1,201
	Omnicare Inc.	48,720	1,178
	Eli Lilly & Co.	31,100	1,111
*	Kinetic Concepts Inc.	25,100	945
	AmerisourceBergen Corp. Class A	26,200	683
*	Coventry Health Care Inc.	24,010	583
*	Community Health Systems Inc.	15,500	552
*	Par Pharmaceutical Cos. Inc.	19,900	539
	Bristol-Myers Squibb Co.	16,459	416
*	Kindred Healthcare Inc.	21,800	403
*,^ Amedisys Inc.		7,400	359
*	LifePoint Hospitals Inc.	8,100	263
*	Odyssey HealthCare Inc.	16,900	263
	Invacare Corp.	8,800	220
*	Universal American Corp.	15,800	185
*	Res-Care Inc.	14,200	159
*	RehabCare Group Inc.	5,165	157
*	Tenet Healthcare Corp.	24,700	133
*	Kendle International Inc.	6,400	117
*	Skilled Healthcare Group Inc.	12,100	90
*	Greatbatch Inc.	3,150	61
*	Cantel Medical Corp.	2,200	44
*	NovaMed Inc.	3,300	13
*	Cambrex Corp.	1,600	9
*	Medical Action Industries Inc.	430	7
*	Allied Healthcare International Inc.	1,500	4
			57,478
Industrials (9.1%)
	General Electric Co.	717,600	10,857
	L-3 Communications Holdings Inc.	44,000	3,826
	RR Donnelley & Sons Co.	100,100	2,229
*	EMCOR Group Inc.	55,300	1,488
	Ryder System Inc.	35,000	1,441
	Raytheon Co.	26,800	1,381
	General Dynamics Corp.	20,200	1,377
	SPX Corp.	23,700	1,296
	Boeing Co.	22,078	1,195
*	General Cable Corp.	40,200	1,183
	CSX Corp.	23,400	1,135
	Manpower Inc.	18,600	1,015
	United Technologies Corp.	13,800	958
	FedEx Corp.	10,400	868
*	Alaska Air Group Inc.	24,650	852
*	United Stationers Inc.	14,470	823
*	Owens Corning	31,200	800
	Joy Global Inc.	15,300	789
	Skywest Inc.	45,500	770
	Union Pacific Corp.	10,700	684
*	Dollar Thrifty Automotive Group Inc.	25,700	658
*	Avis Budget Group Inc.	47,400	622
	Northrop Grumman Corp.	9,900	553
	Universal Forest Products Inc.	13,800	508

Burlington Northern Santa Fe Corp.	5,000	493
Triumph Group Inc.	8,770	423
KBR Inc.	21,400	407
* Atlas Air Worldwide Holdings Inc.	10,200	380
Avery Dennison Corp.	10,202	372
* Genco Shipping & Trading Ltd.	16,400	367
Comfort Systems USA Inc.	27,480	339
* Hertz Global Holdings Inc.	28,400	338
Deluxe Corp.	21,600	319
Aircastle Ltd.	32,400	319
* EnPro Industries Inc.	11,400	301
* Thomas & Betts Corp.	8,200	293
* WESCO International Inc.	10,000	270
* URS Corp.	5,900	263
* Tutor Perini Corp.	14,193	257
Encore Wire Corp.	12,000	253
Ampco-Pittsburgh Corp.	7,995	252
* Armstrong World Industries Inc.	6,400	249
* M&F Worldwide Corp.	6,000	237
* Republic Airways Holdings Inc.	26,800	198
* EnerSys	8,900	195
Apogee Enterprises Inc.	12,980	182
* Esterline Technologies Corp.	4,200	171
Federal Signal Corp.	25,680	155
Hubbell Inc. Class B	3,200	151
Trinity Industries Inc.	8,120	142
International Shipholding Corp.	4,400	137
* Volt Information Sciences Inc.	11,800	118
Ducommun Inc.	6,200	116
* Sterling Construction Co. Inc.	5,900	113
Briggs & Stratton Corp.	5,800	108
* Fushi Copperweld Inc.	10,400	105
Alamo Group Inc.	4,700	81
Mueller Industries Inc.	3,232	80
* ATC Technology Corp.	3,200	76
Caterpillar Inc.	1,300	74
* Miller Industries Inc.	6,300	71
Crane Co.	2,244	69
Twin Disc Inc.	6,400	67
Pitney Bowes Inc.	2,800	64
* Metalico Inc.	11,900	59
* Willis Lease Finance Corp.	3,169	48
ITT Corp.	900	45
Kimball International Inc. Class B	3,385	29
VSE Corp.	600	27
* DXP Enterprises Inc.	1,900	25
* United Capital Corp.	964	23
* GeoEye Inc.	800	22
* Kirby Corp.	600	21
* Cornell Cos. Inc.	900	20
* Air Transport Services Group Inc.	6,200	16
* Ultrapetrol Bahamas Ltd.	1,540	7
Standard Register Co.	1,060	5
		46,260
Information Technology (6.9%)
* Computer Sciences Corp.	111,300	6,403
Intel Corp.	134,400	2,742

Hewlett-Packard Co.	46,900	2,416
* Micron Technology Inc.	184,500	1,948
* Affiliated Computer Services Inc. Class A	27,570	1,646
CA Inc.	69,600	1,563
* Brocade Communications Systems Inc.	191,700	1,463
* Lexmark International Inc. Class A	49,000	1,273
* Synopsys Inc.	53,950	1,202
* EMC Corp.	63,900	1,116
Harris Corp.	22,200	1,056
* Unisys Corp.	25,070	967
* Marvell Technology Group Ltd.	43,800	909
* CACI International Inc. Class A	16,200	791
* Convergys Corp.	68,940	741
Fair Isaac Corp.	32,995	703
* Western Digital Corp.	15,700	693
* Skyworks Solutions Inc.	46,800	664
* Multi-Fineline Electronix Inc.	19,300	547
* Advanced Micro Devices Inc.	54,900	531
Earthlink Inc.	59,100	491
United Online Inc.	48,824	351
* SYNNEX Corp.	11,000	337
Black Box Corp.	11,013	312
* Teradata Corp.	9,600	302
* Arris Group Inc.	24,917	285
Seagate Technology	14,500	264
International Business Machines Corp.	2,000	262
* Tech Data Corp.	5,300	247
CTS Corp.	24,900	239
Motorola Inc.	30,048	233
* SonicWALL Inc.	30,500	232
* SanDisk Corp.	8,000	232
* Compuware Corp.	22,700	164
* Ciber Inc.	44,673	154
* RF Micro Devices Inc.	31,800	152
* CSG Systems International Inc.	7,900	151
* Digi International Inc.	15,700	143
* Mercury Computer Systems Inc.	12,502	138
* Ness Technologies Inc.	26,500	130
* Photronics Inc.	28,900	129
* JDA Software Group Inc.	4,800	122
* Quest Software Inc.	5,790	106
* infoGROUP Inc.	11,100	89
* AOL Inc.	3,651	85
* OSI Systems Inc.	2,600	71
* Oplink Communications Inc.	4,000	66
* Dynamics Research Corp.	5,200	55
* China Security & Surveillance Technology Inc.	4,970	38
* Super Micro Computer Inc.	3,000	33
* PC Connection Inc.	4,845	33
* ePlus Inc.	1,950	32
* PC Mall Inc.	5,000	26
* EMS Technologies Inc.	1,720	25
* Anaren Inc.	1,300	20
* Pervasive Software Inc.	1,391	7
* Computer Task Group Inc.	700	6
		35,136

Materials (2.8%)
EI du Pont de Nemours & Co.	39,700	1,337
Ashland Inc.	33,610	1,332
* Owens-Illinois Inc.	34,800	1,144
* Freeport-McMoRan Copper & Gold Inc.	14,100	1,132
International Paper Co.	39,700	1,063
Dow Chemical Co.	36,900	1,020
Lubrizol Corp.	11,500	839
Sealed Air Corp.	31,380	686
* Coeur d'Alene Mines Corp.	37,680	680
* Buckeye Technologies Inc.	57,637	563
Eastman Chemical Co.	8,910	537
PPG Industries Inc.	9,150	536
* OM Group Inc.	16,800	527
* Clearwater Paper Corp.	8,566	471
Koppers Holdings Inc.	11,900	362
Glatfelter	22,500	273
Temple-Inland Inc.	11,400	241
Innophos Holdings Inc.	9,700	223
* Pactiv Corp.	9,000	217
Rock-Tenn Co. Class A	3,200	161
* Solutia Inc.	12,300	156
* KapStone Paper and Packaging Corp.	14,400	142
Innospec Inc.	13,300	134
* Boise Inc.	10,200	54
* Bway Holding Co.	2,766	53
* General Steel Holdings Inc.	6,300	28
* Sutor Technology Group Ltd.	4,400	12
* AEP Industries Inc.	240	9
		13,932
Telecommunication Services (5.0%)
AT&T Inc.	441,410	12,373
Verizon Communications Inc.	150,902	4,999
CenturyTel Inc.	134,242	4,861
Qwest Communications International Inc.	529,200	2,228
Windstream Corp.	27,992	308
* Sprint Nextel Corp.	58,900	216
* NII Holdings Inc.	2,100	70
* Premiere Global Services Inc.	8,276	68
* SureWest Communications	5,147	51
USA Mobility Inc.	1,700	19
		25,193
Utilities (6.9%)
PG&E Corp.	141,300	6,309
DTE Energy Co.	72,400	3,156
NiSource Inc.	185,810	2,858
CMS Energy Corp.	175,200	2,744
Ameren Corp.	97,100	2,714
Exelon Corp.	48,800	2,385
* NRG Energy Inc.	92,210	2,177
Pinnacle West Capital Corp.	45,800	1,675
Dominion Resources Inc.	32,900	1,280
* Mirant Corp.	79,100	1,208
Public Service Enterprise Group Inc.	34,800	1,157
CenterPoint Energy Inc.	76,900	1,116
American Electric Power Co. Inc.	23,300	811
Southern Co.	24,200	806

Constellation Energy Group Inc.			22,400	788
* AES Corp.			59,100	787
Edison International			17,200	598
Atmos Energy Corp.			18,400	541
NorthWestern Corp.			17,700	460
Unisource Energy Corp.			12,822	413
MDU Resources Group Inc.			11,540	272
Oneok Inc.			5,600	250
FirstEnergy Corp.			1,700	79
DPL Inc.			1,800	50
Chesapeake Utilities Corp.			600	19
				34,653
Total Common Stocks (Cost $473,615)				490,881
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (1.6%)[1]
Money Market Fund (0.8%)
[2,3] Vanguard Market Liquidity Fund	0.187%		4,012,143	4,012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.8%)
[4,5] Federal Home Loan Bank Discount Notes	0.275%	2/19/10	4,000	4,000
[4,5] Federal Home Loan Bank Discount Notes	0.220%	3/26/10	100	100
				4,100
Total Temporary Cash Investments (Cost $8,111)				8,112
Total Investments (98.7%) (Cost $481,726)				498,993
Other Assets and Liabilities-Net (1.3%)[3]				6,760
Net Assets (100%)				505,753

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $369,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -1.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $386,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 Securities with a value of $4,100,000 have been segregated as initial margin for open futures contracts.

U.S. Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	March 2010	172	9,552	(71)
S&P 500 Index	March 2010	19	5,276	65

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

U.S. Value Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	490,881	—	—
Temporary Cash Investments	4,012	4,100	—
Futures Contracts—Liabilities[1]	(134)	—	—
Total	494,759	4,100	—
1 Represents variation margin on the last day of the reporting period.

D. At December 31, 2009, the cost of investment securities for tax purposes was $481,726,000. Net unrealized appreciation of investment securities for tax purposes was $17,267,000, consisting of unrealized gains of $64,364,000 on securities that had risen in value since their purchase and $47,097,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments
As of December 31, 2009

		Market
		Value
	Shares	($000)
Common Stocks (97.8%)
Consumer Discretionary (13.1%)
* Apollo Group Inc. Class A	218,610	13,243
* TRW Automotive Holdings Corp.	508,600	12,145
Pulte Homes Inc.	893,500	8,935
1 Buck Holdings LP Private Placement Shares	4,130,622	8,521
Johnson Controls Inc.	287,300	7,826
Lennar Corp. Class A	551,700	7,045
Comcast Corp. Class A	405,000	6,828
Harley-Davidson Inc.	247,900	6,247
* Ford Motor Co.	624,350	6,244
Lowe's Cos. Inc.	255,500	5,976
* Toll Brothers Inc.	221,300	4,163
Thomas Cook Group PLC	1,095,343	4,070
Home Depot Inc.	140,400	4,062
Black & Decker Corp.	57,000	3,695
Comcast Corp.	224,300	3,591
MDC Holdings Inc.	66,400	2,061
Virgin Media Inc.	119,400	2,010
Staples Inc.	18,400	452
		107,114
Consumer Staples (2.3%)
BRF - Brasil Foods SA ADR	97,000	5,080
Japan Tobacco Inc.	1,445	4,879
Sysco Corp.	146,000	4,079
Kroger Co.	100,000	2,053
Chaoda Modern Agriculture Holdings Ltd.	1,102,816	1,170
* Dean Foods Co.	62,100	1,121
		18,382
Energy (13.2%)
Consol Energy Inc.	216,730	10,793
Gazprom OAO ADR	401,542	10,010
Cameco Corp.	288,170	9,271
Canadian Natural Resources Ltd.	119,600	8,605
Total SA ADR	131,800	8,441
Noble Energy Inc.	112,600	8,019
Peabody Energy Corp.	146,900	6,641
* Weatherford International Ltd.	329,700	5,905
Halliburton Co.	169,700	5,106
* Cobalt International Energy Inc.	327,800	4,537
Smith International Inc.	157,600	4,282
Baker Hughes Inc.	104,600	4,234
Exxon Mobil Corp.	58,900	4,016
* Newfield Exploration Co.	80,600	3,887
SBM Offshore NV	159,157	3,110
Tsakos Energy Navigation Ltd.	187,200	2,744
Anadarko Petroleum Corp.	41,500	2,591
Apache Corp.	20,100	2,074
Frontline Ltd.	68,500	1,871

	Suncor Energy Inc.	45,242	1,598
			107,735
Financials (17.3%)
	Wells Fargo & Co.	1,071,250	28,913
	Bank of America Corp.	807,197	12,156
	ACE Ltd.	164,800	8,306
	Ameriprise Financial Inc.	211,800	8,222
	Reinsurance Group of America Inc. Class A	172,300	8,210
	Unum Group	420,200	8,202
	Fidelity National Financial Inc. Class A	590,080	7,942
*	UBS AG	514,330	7,894
	Principal Financial Group Inc.	254,400	6,116
*	UBS AG	390,600	6,058
	Everest Re Group Ltd.	70,100	6,006
	Hartford Financial Services Group Inc.	234,900	5,464
*	TD Ameritrade Holding Corp.	219,600	4,256
	Bank of New York Mellon Corp.	150,300	4,204
2	Solar Cayman Ltd.	370,800	3,397
*	Iguatemi Empresa de Shopping Centers SA	158,300	3,088
	Platinum Underwriters Holdings Ltd.	75,700	2,899
	JPMorgan Chase & Co.	68,800	2,867
	First American Corp.	83,700	2,771
	Citigroup Inc.	723,600	2,395
	White Mountains Insurance Group Ltd.	6,000	1,996
			141,362
Health Care (11.3%)
*	King Pharmaceuticals Inc.	944,800	11,593
	Pfizer Inc.	571,870	10,402
*	Elan Corp. PLC ADR	1,555,390	10,141
*	Gilead Sciences Inc.	200,000	8,656
	Daiichi Sankyo Co. Ltd.	377,500	7,904
*	Amgen Inc.	108,100	6,115
*,^ Novavax Inc.		2,180,400	5,800
*	St Jude Medical Inc.	131,200	4,826
*	Alkermes Inc.	450,500	4,239
	Medtronic Inc.	93,000	4,090
	UCB SA	96,193	4,023
*	Hologic Inc.	258,070	3,742
	Covidien PLC	60,100	2,878
*	Impax Laboratories Inc.	151,800	2,064
	UnitedHealth Group Inc.	63,800	1,945
	Biovail Corp.	130,800	1,826
	CIGNA Corp.	45,000	1,587
*	Genzyme Corp.	9,260	454
			92,285
Industrials (16.6%)
*	Delta Air Lines Inc.	2,167,195	24,663
*	BE Aerospace Inc.	434,442	10,209
*	Terex Corp.	466,890	9,249
	Ingersoll-Rand PLC	201,010	7,184
	Masco Corp.	497,400	6,869
*	Monster Worldwide Inc.	360,450	6,272
	PACCAR Inc.	167,700	6,082
*	Owens Corning	228,000	5,846
*	SunPower Corp. Class B	271,930	5,697
*,^ First Solar Inc.		39,820	5,392
	Boeing Co.	97,900	5,299

Pentair Inc.	126,200	4,076
General Dynamics Corp.	58,900	4,015
United Parcel Service Inc. Class B	69,400	3,981
AMETEK Inc.	103,000	3,939
General Electric Co.	258,000	3,904
Barnes Group Inc.	175,800	2,971
* AGCO Corp.	90,700	2,933
Dover Corp.	69,000	2,871
* Moog Inc. Class A	97,900	2,862
* Vestas Wind Systems A/S	42,861	2,619
Stanley Works	46,100	2,375
* US Airways Group Inc.	441,500	2,137
TNT NV	67,933	2,076
Deere & Co.	36,700	1,985
* AirAsia Bhd.	550,090	221
		135,727
Information Technology (15.8%)
* Apple Inc.	89,300	18,830
QUALCOMM Inc.	388,500	17,972
Oracle Corp.	453,700	11,134
* Cisco Systems Inc.	450,420	10,783
* eBay Inc.	450,400	10,602
* Yahoo! Inc.	594,000	9,967
* Arrow Electronics Inc.	216,500	6,411
* Flextronics International Ltd.	715,900	5,233
* Cadence Design Systems Inc.	854,900	5,121
Microsoft Corp.	159,600	4,866
Hewlett-Packard Co.	82,090	4,229
Corning Inc.	217,900	4,208
* Avnet Inc.	138,200	4,168
* CACI International Inc. Class A	84,300	4,118
* Emulex Corp.	302,800	3,301
* JDS Uniphase Corp.	357,600	2,950
* Varian Semiconductor Equipment Associates Inc.	78,600	2,820
Accenture PLC Class A	52,680	2,186
		128,899
Materials (6.3%)
Mosaic Co.	220,140	13,149
* Freeport-McMoRan Copper & Gold Inc.	114,500	9,193
Vulcan Materials Co.	121,200	6,384
* Xstrata PLC	327,306	5,767
* Teck Resources Ltd. Class B	153,570	5,370
Rexam PLC	1,089,760	5,094
* Owens-Illinois Inc.	124,800	4,102
HeidelbergCement AG	40,683	2,795
		51,854
Utilities (1.9%)
Entergy Corp.	96,900	7,930
Allegheny Energy Inc.	205,000	4,813
NV Energy Inc.	227,200	2,813
		15,556
Total Common Stocks (Cost $704,972)		798,914

					Market
					Value
		Coupon		Shares	($000)
Preferred Stocks (2.0%)
3 Bank of America Corp. Pfd. (Cost $16,112)		10.000%		1,073,900	16,022
Temporary Cash Investments (2.3%)
Money Market Fund (0.8%)
[4,5] Vanguard Market Liquidity Fund		0.187%		6,943,100	6,943

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Repurchase Agreements (1.5%)
Credit Suisse Securities (USA) LLC (Dated
12/31/09, Repurchase Value	$10,700,000,
collateralized by Federal National Mortgage
Assn. 5.000%, 7/1/37)		0.005%	1/4/10	10,700	10,700
Deutsche Bank Securities, Inc. (Dated
12/31/09, Repurchase Value	$1,400,000,
collateralized by Federal National Mortgage
Assn. 6.500%, 12/1/37)		0.010%	1/4/10	1,400	1,400
					12,100
Total Temporary Cash Investments (Cost $19,043)					19,043
Total Investments (102.1%) (Cost $740,127)					833,979
Other Assets and Liabilities-Net (-2.1%)[4]					(17,410)
Net Assets (100%)					816,569

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,512,000.
1	Restricted security represents 1.0% of net assets.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the value of this security represented 0.4% of net assets.
3	Non-income producing security – new issue that has not paid a dividend as of December 31, 2009.
4	Includes $6,943,000 of collateral received for securities on loan.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Capital Value Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	725,367	61,630	11,917
Preferred Stocks	16,022	—	—
Temporary Cash Investments	6,943	12,100	—
Total	748,332	73,730	11,917

Capital Value Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended December 31, 2009:

Investments in
Common Stocks
Amount Valued Based on Level 3 Inputs	($000)
Balance as of September 30, 2009	9,815
Change in Unrealized Appreciation (Depreciation)	2,103
Balance as of December 31, 2009	11,918

D. At December 31, 2009, the cost of investment securities for tax purposes was $740,127,000. Net unrealized appreciation of investment securities for tax purposes was $93,852,000, consisting of unrealized gains of $97,618,000 on securities that had risen in value since their purchase and $3,766,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010
VANGUARD MALVERN FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 22, 2010

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.